Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000031758 | Kering S.A.8622759
Holdings [Line Items]
Percent of Total Investments	3.70%
C000031758 | Rolls-Royce Holdings PLC8622794
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Reckitt Benckiser Group PLC8622792
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Samsung Electronics Co. Ltd.8622831
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Alstom S.A.8622749
Holdings [Line Items]
Percent of Total Investments	3.40%
C000031758 | Barclays PLC8622770
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031758 | Renesas Electronics Corp.8622825
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031758 | AstraZeneca PLC8622768
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031758 | Canadian Pacific Kansas City Ltd.8622728
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031758 | BP PLC8622774
Holdings [Line Items]
Percent of Total Investments	2.60%
C000031758 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000031758 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031758 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031758 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031758 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031758 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000031758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000031758 | France
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000031758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000031757 | Kering S.A.8622759
Holdings [Line Items]
Percent of Total Investments	3.70%
C000031757 | Rolls-Royce Holdings PLC8622794
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Reckitt Benckiser Group PLC8622792
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Samsung Electronics Co. Ltd.8622831
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Alstom S.A.8622749
Holdings [Line Items]
Percent of Total Investments	3.40%
C000031757 | Barclays PLC8622770
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031757 | Renesas Electronics Corp.8622825
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031757 | AstraZeneca PLC8622768
Holdings [Line Items]
Percent of Total Investments	3.00%
C000031757 | Canadian Pacific Kansas City Ltd.8622728
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031757 | BP PLC8622774
Holdings [Line Items]
Percent of Total Investments	2.60%
C000031757 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000031757 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031757 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031757 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031757 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031757 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000031757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000031757 | France
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000031757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	31.40%